ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 43.3%		Shares	Value
Alpha Architect 1-3 Month Box ETF(a)(b)(c)		775,625	$83,624,009
TOTAL EXCHANGE TRADED FUNDS (Cost $78,923,214)			83,624,009

PURCHASED OPTIONS - 64.8%(d)(e)(f)	Notional Amount	Contracts
Call Options - 5.9%
S&P 500 Index, Expiration: 09/20/2024; Exercise Price: $4,000.00	$13,651,200	25	3,775,875
SPDR S&P 500 ETF Trust
Expiration: 09/20/2024; Exercise Price: $10.01(g)	4,462,604	82	4,370,752
Expiration: 09/20/2024; Exercise Price: $1.01(g)	3,265,320	60	3,251,412
Total Call Options			11,398,039

Put Options - 77.5%			—
S&P 500 Index
Expiration: 07/05/2024; Exercise Price: $5,430.00	191,116,800	350	409,500
Expiration: 07/19/2024; Exercise Price: $2,500.00	1,192,568,832	2,184	10,920
Expiration: 08/16/2024; Exercise Price: $2,500.00	1,226,969,856	2,247	33,705
Expiration: 09/20/2024; Exercise Price: $9,000.00	110,847,744	203	69,618,850
Expiration: 09/20/2024; Exercise Price: $2,500.00	1,237,890,816	2,267	96,348
Expiration: 09/20/2024; Exercise Price: $5,000.00	13,651,200	25	59,625
Expiration: 10/18/2024; Exercise Price: $2,500.00	1,193,114,880	2,185	174,800
SPDR S&P 500 ETF Trust
Expiration: 09/20/2024; Exercise Price: $10,010.01(g)	4,462,604	82	76,569,051
Expiration: 09/20/2024; Exercise Price: $1,001.01(g)	3,265,320	60	2,671,021
Total Put Options			149,643,820
TOTAL PURCHASED OPTIONS (Cost $162,115,980)			161,041,859

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		Shares
First American Government Obligations Fund - Class X, 5.23%(h)		398,753	398,753
TOTAL SHORT-TERM INVESTMENTS (Cost $398,753)			398,753

TOTAL INVESTMENTS - 126.9% (Cost $241,437,947)			$245,064,621
Liabilities in Excess of Other Assets - (26.9%)			(52,022,706)
TOTAL NET ASSETS - 100.0%			$193,041,915
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	Affiliated Company.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.
(g)	FLexible EXchange® Options.
(h)	The rate shown represents the 7-day effective yield as of June 30, 2024.

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2024 (Unaudited)

WRITTEN OPTIONS - (26.9%)(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.7%)
S&P 500 Index, Expiration: 09/20/2024; Exercise Price: $5,000.00	$(13,651,200)	(25)	$(1,345,750)
SPDR S&P 500 ETF Trust
Expiration: 09/20/2024; Exercise Price: $1,001.01(c)	(3,265,320)	(60)	(8)
Expiration: 09/20/2024; Exercise Price: $10,010.01(c)	(4,462,604)	(82)	(0)(d)
Total Call Options			(1,345,758)

Put Options - (26.2%)
S&P 500 Index
Expiration: 07/05/2024; Exercise Price: $5,480.00	(191,116,800)	(350)	(1,055,250)
Expiration: 09/20/2024; Exercise Price: $8,000.00	(110,847,744)	(203)	(49,572,600)
Expiration: 09/20/2024; Exercise Price: $4,000.00	(13,651,200)	(25)	(9,750)
SPDR S&P 500 ETF Trust
Expiration: 09/20/2024; Exercise Price: $1.01(c)	(3,265,320)	(60)	(0)(d)
Expiration: 09/20/2024; Exercise Price: $10.01(c)	(4,462,604)	(82)	(1)
Total Put Options			(50,637,601)
TOTAL WRITTEN OPTIONS (Premiums received $52,622,589)			$(51,983,359)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.
(d)	Less than ($0.50).

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$161,041,859	$—	$161,041,859
Exchange Traded Funds	83,624,009	—	—	83,624,009
Money Market Funds	398,753	—	—	398,753
Total Investments in Securities	$84,022,762	$161,041,859	$—	$245,064,621

Liabilities:
Written Options	$—	$(51,983,359)	$—	$(51,983,359)
Total Investments in Securities	$—	$(51,983,359)	$—	$(51,983,359)
Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Alpha Architect Tail Risk ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2024:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$107,308,800
Purchases	10,042,704
Proceeds from Sales	(38,092,213)
Net Realized Gains (Losses)	2,326,147
Change in Unrealized Appreciation (Depreciation)	2,038,571
Value, End of Period	$83,624,009
Dividend Income	-

Shares, Beginning of Period	1,035,000
Number of Shares Purchased	95,000
Number of Shares Sold	(354,375)
Shares, End of Period	775,625
3